Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

10. Inventories

	2022	2021
	ARS 000	ARS 000
Non-current:

Materials and spare parts	3,270,647	1,313,884
Provision for obsolete inventory	(1,082,522)	(570,339)
	2,188,125	743,545
Current:

Materials and spare parts	6,100,542	2,779,396
Forest inventories	199,446	-
Fuel oil	7,461	14,534
Diesel oil	12,876	25,082
	6,320,325	2,819,012

10.1. Provision for obsolete inventory

	12-31-2022			12-31-2021
Item	At beginning	Increases	At end	At end

Inventories	570,339	512,183	1,082,522	570,339
Total 12-31-2022	570,339	512,183	1,082,522
Total 12-31-2021	489,782	80,557		570,339